Statutory Surplus Reserves and Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Statutory surplus	10.00%
Capital	50.00%
Tax profit	50.00%
Net assets (in Dollars)	$ 15,780,867	$ 15,780,867